SHARE-BASED COMPENSATION - OTHER SHARE INCENTIVE AWARDS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other disclosures
Share-based compensation expenses	$ 44,095	¥ 306,149		¥ 315,740	¥ 173,771
Other Share Incentive Awards
Other disclosures
Share-based compensation expenses	1,085	7,534		¥ 24,926	0
Unrecognized compensation costs	694					¥ 4,818
Expected period over which unamortized compensation costs is to be recognized				1 year 1 month 28 days
Total fair value of vested shares	$ 1,848	¥ 12,831		¥ 12,247	¥ 0
Other Share Incentive Awards | Restricted shares
Number of ordinary shares
Unvested at beginning of year | shares	3,690,668	3,690,668
Granted | shares	105,000	105,000
Vested | shares	(1,348,667)	(1,348,667)
Forfeited | shares	(454,350)	(454,350)
Unvested at end of year | shares	1,992,651	1,992,651		3,690,668
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share) | $ / shares	$ 2.28
Granted (in dollars per share) | $ / shares	1.62		$ 2.26
Vested (in dollars per share) | $ / shares	1.54
Forfeited (in dollars per share) | $ / shares	2.36
Unvested at end of year (in dollars per share) | $ / shares	$ 1.08		$ 2.28